Basis for preparation of the financial statements - Presentation currency (Details)	12 Months Ended
	Dec. 31, 2018 € / $ R$ / $	Dec. 31, 2018 € / $ R$ / €	Dec. 31, 2018 € / $ R$ / $	Dec. 31, 2017 R$ / $	Dec. 31, 2017 R$ / $ R$ / €	Dec. 31, 2017 R$ / $ R$ / $	Dec. 31, 2016 R$ / $	Dec. 31, 2016 R$ / $ R$ / €	Dec. 31, 2016 R$ / $ R$ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 R$ / $	Dec. 31, 2018 R$ / €	Dec. 31, 2018 R$ / $	Dec. 31, 2017 R$ / €	Dec. 31, 2017 R$ / $	Dec. 31, 2016 R$ / €	Dec. 31, 2016 R$ / $
Exchange rates used to translate operations
Closing rate	1.1452	1.1452	1.1452	3.3080	3.3080	3.3080	3.2591	3.2591	3.2591	0.7341	3.8748	4.4390	2.8451	3.9693	2.6344	3.4384	2.4258
Average rate	3.6558	4.3094	2.8190	3.1925	3.6088	2.4618	3.4833	3.8543	2.6280